Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Outstanding RSUs, PSUs and DSUs
The following table reconciles the Company's RSUs, PSUs, and DSUs as at December 31, 2024:

	RSUs	PSUs [1]	DSUs
Outstanding at December 31, 2023	—	—	—
Transferred from Former Parent [2]	883,707	611,146	—
Granted [3]	129,237	30,143	19,113
Exercised	(683)	—	—
Forfeited	(2,330)	—	—
Reinvested [4]	13,089	9,057	—
Outstanding at December 31, 2024	1,023,020	650,346	19,113
1.Does not include effect of any PSU multipliers.
2.Awards transferred to the Company pursuant to Spinoff.
3.RSUs were granted on November 22, 2024 and December 31, 2024. PSUs and DSUs were granted on December 30, 2024.
4.Certain awards earned additional units related to dividends declared by the Former Parent with a record date on September 30, 2024, prior to Spinoff.

Schedule of Stock Option Activity
The following table summarizes the Company's stock options outstanding as at December 31, 2024:

	Stock Options (number)	Weighted Average Price (C$)	Weighted Average Remaining Contractual Life (years)
Outstanding at December 31, 2023	—	—
Transferred from Former Parent [1]	1,251,950	28.93
Exercised	(470,700)	27.82
Outstanding at December 31, 2024	781,250	29.60	4.1
Exercisable stock options outstanding at December 31, 2024	365,025	32.28	3.2
1.Awards transferred to the Company pursuant to Spinoff. The Company issued these awards with similar valuation and contractual terms.